Credit from Banks and Others (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Composition
  Composition
As at December 31
2020	2019
$ millions	$ millions

Short-term debt
From financial institutions	296	358
Current maturities of:
Debentures	206	-
Long-term loans from financial institutions	90	13
Lease Liability	64	49
Long-term loans from others	23	-
	383	62
Total Short-Term debt	679	420
Long- term debt and debentures
Long term lease liability	325	300
Loans from financial institutions	194	408
Other loans	24	29
	543	737

Marketable debentures	1,618	1,231
Non-marketable debentures	275	275
	1,893	1,506
	2,436	2,243
Less – current maturities of:
Debentures	206	-
Long-term loans from financial institutions	90	13
Lease liability	64	49
Long-term loans from others	23	-
	383	62

Total Long- term debt and debentures	2,053	2,181

For further information, see Note 21

Yearly movement in Credit from Banks and Others
  Yearly movement in Credit from Banks and Others (*)
As at December 31
2020	2019
$ millions	$ millions

Balance as at January 1	2,559	2,442
Changes from financing cash flows
Receipt of long-term debt	1,175	657
Repayment of long-term debt	(1,133)	(689)
Repayment of short-term debt, net	(52)	(183)
Interest paid	(109)	(115)
Receipt from transactions in derivatives designated as a cash flow hedge	24	-
Total net financing cash flows	(95)	(330)
Initial recognition of lease liability	80	353
Interest expenses	120	125
Effect of changes in foreign exchange rates	84	48
Change in fair value of cash flow hedges	(53)	(42)
Other changes	(35)	(37)
Balance as at December 31	2,660	2,559

(*) The balance includes Short-term debt, derivatives designated as a cash flow hedge, loans and debentures and interest payables

Restrictions on the Group relating to the receipt of credit

Set forth below is information regarding the financial covenants applicable to the Company as part of the loan agreements and the compliance therewith:

Financial Covenants (1)	Financial Ratio Required under the Agreement	Financial Ratio December 31,
2020

Total shareholder's equity	Equity greater than $2,000 million	$3,930 million
Ratio of EBITDA to the net interest expenses	Equal to or greater than 3.5	9.3
Ratio of the net financial debt to EBITDA	Less than 3.5	2.3
Ratio of certain subsidiaries loans to the total assets of the consolidated company	Less than 10%	4%
                     Examination of compliance with the above‑mentioned financial covenants is based on the Company's consolidated financial statements. As at December 31, 2020, the Company complies with all of its financial covenants

Information on material loans and debentures
  Information on material loans and debentures outstanding as at December 31, 2020:

Instrument type	Loan date	Original principal (millions)	Currency	Carrying amount ($ millions)	Interest rate	Principal repayment date	Additional information
Debentures - Series F	May 2018, December 2020	693	U.S. Dollar	716	6.38%	May 2038	(1)
Debentures - Series E	April 2016	1,569	Israeli Shekel	487	2.45%	2021- 2024 (annual installment)
Debentures (private offering) – 3 series	January 2014	84 145 46	U.S. Dollar	84 145 46	4.55% 5.16% 5.31%	January 2021 January 2024 January 2026
Debentures - Series G	January/May 2020	766	Israeli Shekel	232	2.40%	December 2034
Debentures - Series D	December 2014	184	U.S. Dollar	183	4.50%	December 2024	(1)
Loan - European Bank	July 2020	50	GBP	68	0.79%	May 2021
Loan-Israeli institutions	November 2013	207	Israeli Shekel	64	4.74%	2015-2024 (annual installment)	Partially repaid
Loan - Asian Bank	May- June 2020	139	Chinese Yuan	21	4.95%-4.25%	February 2021-March 2023
	February-September 2020	140		21	4.87%-4.40%
Loan - others	April 2019	160	Chinese Yuan	24	4.40%-5.23%	April 2021-March 2022

Credit facilities
  Credit facilities:
Issuer	Group of international banks (1)	European bank
Date of the credit facility	March 2015	December 2016
Date of credit facility termination	March 2025	May 2024
The amount of the credit facility	USD 1,100 million	USD 99 million
Credit facility has been utilized	-	USD 99 million
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.70%. From 33% to 66% use of the credit: Libor/Euribor + 0.80% 66% or more use of the credit: Libor/Euribor + 0.95%	69 million dollar-Libor + 0.66% 30 million dollar-Libor + 0.80%
Loan currency type	USD and Euro loans	USD loans
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	Financial covenants - see Section D and a negative pledge.
Non-utilization fee	0.21%	0.00%

                     Some of the banks agreed to extend the maturity of $900 million credit facility from March 2024 to March 2025. As at December 31, 2020, the Company has $1.1 billion of unutilized long-term credit lines